Revenue from Contract with Customer Revenue from Contract with Customer - Net System Sales per Technology (Details) € in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€) Unit	Dec. 31, 2017 EUR (€) Unit		Dec. 31, 2016 EUR (€) Unit
Segment Reporting Information [Line Items]
Net Sales	[1]	€ 10,944.0	€ 8,962.7	[2]	€ 6,875.1	[2]
Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		338	292	[3],[4]	209	[3],[4],[5],[6]
Net Sales	[7]	€ 8,259.1	€ 6,424.4	[2],[3],[8]	€ 4,718.9	[2],[3],[5],[8],[9]
Euv [Member] | Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		18	11	[3]	4	[3],[5]
Net Sales		€ 1,880.1	€ 1,084.2	[3]	€ 331.2	[3],[5]
Arfi [Member] | Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		86	76	[3]	68	[3],[5]
Net Sales		€ 4,806.9	€ 4,028.7	[3]	€ 3,539.6	[3],[5]
Arf Dry [Member] | Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		16	13	[3]	7	[3],[5]
Net Sales		€ 274.3	€ 186.4	[3]	€ 113.4	[3],[5]
Krf [Member] | Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		78	71	[3]	55	[3],[5]
Net Sales		€ 860.1	€ 743.5	[3]	€ 552.5	[3],[5]
I-Line [Member] | Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		26	26	[3]	20	[3],[5]
Net Sales		€ 98.6	€ 99.7	[3]	€ 71.2	[3],[5]
Metrology and inspection [Member] | Product [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit		114	95	[3]	55	[3],[5]
Net Sales		€ 339.1	€ 281.9	[3]	€ 111.0	[3],[5]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[6]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[7]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[8]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[9]	2.As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.